As filed with the U.S. Securities and Exchange Commission on May 14, 2020

Securities Act File No. 33-40603

Investment Company Act File No. 811-06310

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 89	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 90

Legg Mason Partners Variable Income Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue New York, NY 10018
(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (877) 721-1926

Name and address of agent for service: Robert I. Frenkel Legg Mason & Co., LLC 100 First Stamford Place Stamford, Connecticut 06902	Copy to: Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on ______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
*	This filing relates solely to Western Asset Core Plus VIT Portfolio and Western Asset Variable Global High Yield Bond Portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE INCOME TRUST, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 14th day of May, 2020.

LEGG MASON PARTNERS VARIABLE INCOME TRUST, on behalf of its series:

Western Asset Core Plus VIT Portfolio

Western Asset Variable Global High Yield Bond Portfolio

By:	/s/ Jane E. Trust
Jane E. Trust
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 14th day of May, 2020.

	Signature	Title

	/s/ Jane E. Trust	President, Chief Executive Officer and Trustee
Jane E. Trust
	/s/ Christopher Berarducci	Principal Financial Officer and Treasurer
Christopher Berarducci
	/s/ Robert Abeles, Jr.*	Trustee
Robert Abeles, Jr.
	/s/ Jane F. Dasher*	Trustee
Jane F. Dasher
	/s/ Anita L. DeFrantz*	Trustee
Anita L. DeFrantz
	/s/ Susan B. Kerley*	Trustee
Susan B. Kerley
	/s/ Ronald L. Olson*	Trustee
Ronald L. Olson
	/s/ Avedick B. Poladian*	Trustee
Avedick B. Poladian
	/s/ William E.B. Siart*	Trustee
William E.B. Siart
	/s/ Jaynie M. Studenmund*	Trustee
Jaynie M. Studenmund
	/s/ Peter J. Taylor*	Trustee
Peter J. Taylor
	/s/ Michael Larson*	Trustee
Michael Larson
*By:	/s/ Jane E. Trust
Jane E. Trust

* Attorney in Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase